Investment Risks	Apr. 30, 2026
VIPFloatingRateHighIncomePortfolio-ServiceClass2PRO | VIP Floating Rate High Income Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
VIPFloatingRateHighIncomePortfolio-ServiceClass2PRO | VIP Floating Rate High Income Portfolio | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
VIPFloatingRateHighIncomePortfolio-ServiceClass2PRO | VIP Floating Rate High Income Portfolio | FloatingRateLoanLiquidityMember
Prospectus Line Items
Risk [Text Block]	Floating Rate Loan Liquidity. Floating rate loans generally are subject to restrictions on resale. Floating rate loans sometimes trade infrequently in the secondary market. As a result, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult or delayed, including extended trade settlement periods. Difficulty in selling a floating rate loan can result in a loss.
VIPFloatingRateHighIncomePortfolio-ServiceClass2PRO | VIP Floating Rate High Income Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
VIPFloatingRateHighIncomePortfolio-ServiceClass2PRO | VIP Floating Rate High Income Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), including floating rate loans, involve greater risk of default on interest and principal payments or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities, including floating rate loans, can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments. Investments in covenant-lite loans carry more risk than traditional loans as they allow issuers to engage in activities that would otherwise be difficult or impossible under a traditional loan agreement. In the event of default, covenant-lite obligations have lower recovery values as the lender may not have the opportunity to negotiate with the borrower prior to default.
VIPFloatingRateHighIncomePortfolio-ServiceClass2PRO | VIP Floating Rate High Income Portfolio | PrepaymentMember
Prospectus Line Items
Risk [Text Block]	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change and can limit the potential for gains when the credit quality of the issuer improves.
VIPFloatingRateHighIncomePortfolio-ServiceClass2PRO | VIP Floating Rate High Income Portfolio | ImpairmentOfCollateralMember
Prospectus Line Items
Risk [Text Block]	Impairment of Collateral. A floating rate loan may not be fully collateralized which may cause the floating rate loan to decline significantly in value.
VIPValuePortfolio-InitialServiceService2PRO | VIP Value Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
VIPValuePortfolio-InitialServiceService2PRO | VIP Value Portfolio | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
VIPValuePortfolio-InitialServiceService2PRO | VIP Value Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
VIPValuePortfolio-InitialServiceService2PRO | VIP Value Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
VIPValuePortfolio-InitialServiceService2PRO | VIP Value Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
VIPHighIncomePortfolio-InitialServiceService2PRO | VIP High Income Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
VIPHighIncomePortfolio-InitialServiceService2PRO | VIP High Income Portfolio | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
VIPHighIncomePortfolio-InitialServiceService2PRO | VIP High Income Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
VIPHighIncomePortfolio-InitialServiceService2PRO | VIP High Income Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
VIPHighIncomePortfolio-InitialServiceService2PRO | VIP High Income Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
VIPGrowthPortfolio-InvestorPRO | VIP Growth Portfolio | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
VIPGrowthPortfolio-InvestorPRO | VIP Growth Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
VIPGrowthPortfolio-InvestorPRO | VIP Growth Portfolio | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
VIPGrowthPortfolio-InvestorPRO | VIP Growth Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
VIPGrowthPortfolio-InvestorPRO | VIP Growth Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
VIPGrowthPortfolio-InvestorPRO | VIP Growth Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
VIPGrowthPortfolio-InitialServiceService2PRO | VIP Growth Portfolio | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
VIPGrowthPortfolio-InitialServiceService2PRO | VIP Growth Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
VIPGrowthPortfolio-InitialServiceService2PRO | VIP Growth Portfolio | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
VIPGrowthPortfolio-InitialServiceService2PRO | VIP Growth Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
VIPGrowthPortfolio-InitialServiceService2PRO | VIP Growth Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
VIPGrowthPortfolio-InitialServiceService2PRO | VIP Growth Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
VIPHighIncomePortfolio-InvestorPRO | VIP High Income Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
VIPHighIncomePortfolio-InvestorPRO | VIP High Income Portfolio | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
VIPHighIncomePortfolio-InvestorPRO | VIP High Income Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
VIPHighIncomePortfolio-InvestorPRO | VIP High Income Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
VIPHighIncomePortfolio-InvestorPRO | VIP High Income Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
VIPOverseasPortfolio-InitialServiceService2PRO | VIP Overseas Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
VIPOverseasPortfolio-InitialServiceService2PRO | VIP Overseas Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
VIPOverseasPortfolio-InitialServiceService2PRO | VIP Overseas Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
VIPOverseasPortfolio-InitialServiceService2PRO | VIP Overseas Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
VIPOverseasPortfolio-InitialServiceService2PRO | VIP Overseas Portfolio | GeographicExposureToEuropeMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Europe. Because the fund invests a meaningful portion of its assets in Europe, the fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
VIPOverseasPortfolio-InitialServiceService2PRO | VIP Overseas Portfolio | GeographicExposureToAsiaMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Asia. Because the fund invests a meaningful portion of its assets in Asia, the fund's performance is expected to be closely tied to social, political, and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds.
VIPOverseasPortfolio-InvestorPRO | VIP Overseas Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
VIPOverseasPortfolio-InvestorPRO | VIP Overseas Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
VIPOverseasPortfolio-InvestorPRO | VIP Overseas Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
VIPOverseasPortfolio-InvestorPRO | VIP Overseas Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
VIPOverseasPortfolio-InvestorPRO | VIP Overseas Portfolio | GeographicExposureToEuropeMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Europe. Because the fund invests a meaningful portion of its assets in Europe, the fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
VIPOverseasPortfolio-InvestorPRO | VIP Overseas Portfolio | GeographicExposureToAsiaMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Asia. Because the fund invests a meaningful portion of its assets in Asia, the fund's performance is expected to be closely tied to social, political, and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds.
VIPFloatingRateHighIncomePortfolio-InvestorPRO | VIP Floating Rate High Income Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
VIPFloatingRateHighIncomePortfolio-InvestorPRO | VIP Floating Rate High Income Portfolio | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
VIPFloatingRateHighIncomePortfolio-InvestorPRO | VIP Floating Rate High Income Portfolio | FloatingRateLoanLiquidityMember
Prospectus Line Items
Risk [Text Block]	Floating Rate Loan Liquidity. Floating rate loans generally are subject to restrictions on resale. Floating rate loans sometimes trade infrequently in the secondary market. As a result, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult or delayed, including extended trade settlement periods. Difficulty in selling a floating rate loan can result in a loss.
VIPFloatingRateHighIncomePortfolio-InvestorPRO | VIP Floating Rate High Income Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
VIPFloatingRateHighIncomePortfolio-InvestorPRO | VIP Floating Rate High Income Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), including floating rate loans, involve greater risk of default on interest and principal payments or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities, including floating rate loans, can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments. Investments in covenant-lite loans carry more risk than traditional loans as they allow issuers to engage in activities that would otherwise be difficult or impossible under a traditional loan agreement. In the event of default, covenant-lite obligations have lower recovery values as the lender may not have the opportunity to negotiate with the borrower prior to default.
VIPFloatingRateHighIncomePortfolio-InvestorPRO | VIP Floating Rate High Income Portfolio | PrepaymentMember
Prospectus Line Items
Risk [Text Block]	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change and can limit the potential for gains when the credit quality of the issuer improves.
VIPFloatingRateHighIncomePortfolio-InvestorPRO | VIP Floating Rate High Income Portfolio | ImpairmentOfCollateralMember
Prospectus Line Items
Risk [Text Block]	Impairment of Collateral. A floating rate loan may not be fully collateralized which may cause the floating rate loan to decline significantly in value.
VIPEquity-IncomePortfolio-InitialServiceService2PRO | VIP Equity-Income Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
VIPEquity-IncomePortfolio-InitialServiceService2PRO | VIP Equity-Income Portfolio | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
VIPEquity-IncomePortfolio-InitialServiceService2PRO | VIP Equity-Income Portfolio | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
VIPEquity-IncomePortfolio-InitialServiceService2PRO | VIP Equity-Income Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
VIPEquity-IncomePortfolio-InitialServiceService2PRO | VIP Equity-Income Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
VIPEquity-IncomePortfolio-InitialServiceService2PRO | VIP Equity-Income Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
VIPEquity-IncomePortfolio-InitialServiceService2PRO | VIP Equity-Income Portfolio | CallOptionsWritingRiskMember
Prospectus Line Items
Risk [Text Block]	Call Options Writing Risk. The fund may write (i.e., sell) covered call options. Under certain circumstances, the fund may be required to sell the underlying security or instrument (or settle in cash an amount of equal value) and give up some ability to participate in price increases of the underlying security or instrument. Options may involve economic leverage, which could result in greater volatility in price movement. Certain transaction costs associated with writing options may impact the fund's returns.
VIPStockSelectorPortfolio-InitialServiceService2PRO | VIP Stock Selector Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
VIPStockSelectorPortfolio-InitialServiceService2PRO | VIP Stock Selector Portfolio | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
VIPStockSelectorPortfolio-InitialServiceService2PRO | VIP Stock Selector Portfolio | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
VIPStockSelectorPortfolio-InitialServiceService2PRO | VIP Stock Selector Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
VIPStockSelectorPortfolio-InitialServiceService2PRO | VIP Stock Selector Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
VIPStockSelectorPortfolio-InitialServiceService2PRO | VIP Stock Selector Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
VIPStockSelectorPortfolio-InvestorPRO | VIP Stock Selector Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
VIPStockSelectorPortfolio-InvestorPRO | VIP Stock Selector Portfolio | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
VIPStockSelectorPortfolio-InvestorPRO | VIP Stock Selector Portfolio | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
VIPStockSelectorPortfolio-InvestorPRO | VIP Stock Selector Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
VIPStockSelectorPortfolio-InvestorPRO | VIP Stock Selector Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
VIPStockSelectorPortfolio-InvestorPRO | VIP Stock Selector Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
VIPEquity-IncomePortfolio-InvestorPRO | VIP Equity-Income Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
VIPEquity-IncomePortfolio-InvestorPRO | VIP Equity-Income Portfolio | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
VIPEquity-IncomePortfolio-InvestorPRO | VIP Equity-Income Portfolio | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
VIPEquity-IncomePortfolio-InvestorPRO | VIP Equity-Income Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
VIPEquity-IncomePortfolio-InvestorPRO | VIP Equity-Income Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
VIPEquity-IncomePortfolio-InvestorPRO | VIP Equity-Income Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
VIPEquity-IncomePortfolio-InvestorPRO | VIP Equity-Income Portfolio | CallOptionsWritingRiskMember
Prospectus Line Items
Risk [Text Block]	Call Options Writing Risk. The fund may write (i.e., sell) covered call options. Under certain circumstances, the fund may be required to sell the underlying security or instrument (or settle in cash an amount of equal value) and give up some ability to participate in price increases of the underlying security or instrument. Options may involve economic leverage, which could result in greater volatility in price movement. Certain transaction costs associated with writing options may impact the fund's returns.
VIPValuePortfolio-InvestorPRO | VIP Value Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
VIPValuePortfolio-InvestorPRO | VIP Value Portfolio | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
VIPValuePortfolio-InvestorPRO | VIP Value Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
VIPValuePortfolio-InvestorPRO | VIP Value Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
VIPValuePortfolio-InvestorPRO | VIP Value Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
VIPFloatingRateHighIncomePortfolio-InitialPRO | VIP Floating Rate High Income Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
VIPFloatingRateHighIncomePortfolio-InitialPRO | VIP Floating Rate High Income Portfolio | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
VIPFloatingRateHighIncomePortfolio-InitialPRO | VIP Floating Rate High Income Portfolio | FloatingRateLoanLiquidityMember
Prospectus Line Items
Risk [Text Block]	Floating Rate Loan Liquidity. Floating rate loans generally are subject to restrictions on resale. Floating rate loans sometimes trade infrequently in the secondary market. As a result, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult or delayed, including extended trade settlement periods. Difficulty in selling a floating rate loan can result in a loss.
VIPFloatingRateHighIncomePortfolio-InitialPRO | VIP Floating Rate High Income Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
VIPFloatingRateHighIncomePortfolio-InitialPRO | VIP Floating Rate High Income Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), including floating rate loans, involve greater risk of default on interest and principal payments or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities, including floating rate loans, can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments. Investments in covenant-lite loans carry more risk than traditional loans as they allow issuers to engage in activities that would otherwise be difficult or impossible under a traditional loan agreement. In the event of default, covenant-lite obligations have lower recovery values as the lender may not have the opportunity to negotiate with the borrower prior to default.
VIPFloatingRateHighIncomePortfolio-InitialPRO | VIP Floating Rate High Income Portfolio | PrepaymentMember
Prospectus Line Items
Risk [Text Block]	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change and can limit the potential for gains when the credit quality of the issuer improves.
VIPFloatingRateHighIncomePortfolio-InitialPRO | VIP Floating Rate High Income Portfolio | ImpairmentOfCollateralMember
Prospectus Line Items
Risk [Text Block]	Impairment of Collateral. A floating rate loan may not be fully collateralized which may cause the floating rate loan to decline significantly in value.
Document Type	485BPOS